Loans and asset quality	12 Months Ended
Dec. 31, 2011
Loans and asset quality

Note 6—Loans and asset quality

Loans

The table below provides the details of our loan distribution and industry concentrations of credit risk at Dec. 31, 2011 and 2010:

Loans	Dec. 31,
(in millions)	2011	2010 (a)
Domestic:
Financial institutions	$4,606	$4,630
Commercial	752	1,250
Wealth management loans and mortgages	7,342	6,506
Commercial real estate	1,449	1,592
Lease financings (b)	1,558	1,605
Other residential mortgages	1,923	2,079
Overdrafts	2,958	4,524
Other	623	771
Margin loans	12,760	6,810
Total domestic	33,971	29,767
Foreign:
Financial institutions	6,538	4,626
Commercial	528	345
Lease financings (b)	1,051	1,545
Other (primarily overdrafts)	1,891	1,525
Total foreign	10,008	8,041
Total loans	$43,979	$37,808
(a)	Presented on a continuing operations basis.
(b)	Net of unearned income on domestic and foreign lease financings of $1,343 million at Dec. 31, 2011 and $2,036 million at Dec. 31, 2010.

In the ordinary course of business, we and our banking subsidiaries have made loans at prevailing interest rates and terms to our directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities. The aggregate amount of these loans was $3 million at both Dec. 31, 2011 and Dec. 31, 2010, and $4 million at Dec. 31, 2009. These loans are primarily extensions of credit under revolving lines of credit established for such entities.

Our loan portfolio is comprised of three portfolio segments: commercial, lease financing and mortgages. We manage our portfolio at the class level which is comprised of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages, and other residential mortgages. The following tables are presented for each class of financing receivable, and provide additional information about our credit risks and the adequacy of our allowance for credit losses.

Allowance for credit losses

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing		Other residential mortgages	All Other (a)		Foreign (b)	Total
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	-	(1)	(56)	-		(8)	(83)
Recoveries	3	-	2	-	-	3	-		-	8
Net (charge-offs) recoveries	(3)	(4)	(6)	-	(1)	(53)	-		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Allowance for:
Loans losses	$33	$24	$41	$66	$23	$156	$-		$51	$394
Unfunded commitments	58	10	22	-	6	-	-		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$-	$30	$-	$-		$10	$128
Allowance for loan losses	9	7	7	-	5	-	-		4	32

Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998 (b)	$43,851
Allowance for loan losses	24	17	34	66	18	156	-		47	362
(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
(b)	Includes $1,891 million of other foreign loans (primarily overdrafts) at Dec. 31, 2011.

Allowance for credit losses activity for the year ended Dec. 31, 2010					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing		Other residential mortgages	All Other (a)		Foreign (b)		Total
Beginning balance	$155	$45	$76	$80	$58	$164	$-		$50		$628
Charge-offs	(5)	(8)	(25)	-	(4)	(46)	-		-		(88)
Recoveries	15	1	2	-	-	2	-		-		20
Net charge-offs	10	(7)	(23)	-	(4)	(44)	-		-		(68)
Provision	(72)	2	(42)	10	(13)	115	1		10		11
Ending balance	$93	$40	$11	$90	$41	$235	$1		$60		$571
Allowance for:
Loans losses	$51	$28	$1	$90	$38	$235	$1		$54		$498
Unfunded commitments	42	12	10	-	3	-	-		6		73
Individually evaluated for impairment:
Loan balance	$32	$44	$4	$-	$53	$-	$-		$7		$140
Allowance for loan losses	10	9	-	-	5	-	-		2		26

Collectively evaluated for impairment:
Loan balance	$1,218	$1,548	$4,626	$1,605	$6,453	$2,079	$12,105	(a)	$8,034	(b)	$37,668
Allowance for loan losses	41	19	1	90	33	235	1		52		472
(a)	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.
(b)	Includes $1,525 million of other foreign loans (primarily overdrafts) at Dec. 31, 2010.

Allowance for credit losses activity for the year ended Dec. 31, 2009					Wealth management loans and mortgages	Other residential mortgages	All Other (a)		Foreign (b)		Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financing

Beginning balance	$180	$59	$57	$90	$32	$88	$2		$21		$529
Charge-offs	(90)	(31)	(34)	-	(1)	(60)	-		-		(216)
Recoveries	-	-	-	1	1	-	-		-		2
Net charge-offs	(90)	(31)	(34)	1	-	(60)	-		-		(214)
Provision	66	34	53	(11)	26	137	(2)		29		332
Transferred to discontinued operations	(1)	(17)	-	-	-	(1)	-		-		(19)
Ending balance	$155	$45	$76	$80	$58	$164	$-		$50		$628
Allowance for:
Loans losses	$94	$31	$42	$80	$56	$164	$-		$36		$503
Unfunded commitments	61	14	34	-	2	-	-		14		125
Individually evaluated for impairment:
Loan balance	$63	$58	$171	$-	$53	$-	$-		$-		$345
Allowance for loan losses	10	13	25	-	3	-	-		-		51

Collectively evaluated for impairment:
Loan balance	$2,261	$1,986	$5,338	$1,703	$6,109	$2,179	$9,010	(a)	$7,758	(b)	$36,344
Allowance for loan losses	84	18	17	80	53	164	-		36		452
(a)	Includes $3,946 million of domestic overdrafts, $4,657 million of margin loans and $407 million of other loans at Dec. 31, 2009.
(b)	Includes $2,109 million of other foreign loans (primarily overdrafts) at Dec. 31, 2009.

Nonperforming assets

The table below sets forth information about our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2011	2010
Nonperforming loans:
Domestic:
Other residential mortgages	$203	$244
Commercial real estate	40	44
Wealth management	32	59
Financial institutions	23	5
Commercial	21	34
Total domestic	319	386
Foreign loans	10	7
Total nonperforming loans	329	393
Other assets owned	12	6
Total nonperforming assets (a)	$341	$399
(a)	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in these loans are nonperforming loans of $101 million at Dec. 31, 2011 and $218 million at Dec. 31, 2010. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

At Dec. 31, 2011, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.

Lost interest

Lost interest
(in millions)	2011	2010	2009
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$2	$2	$2
Foreign	-	-	-
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total (a)	$17	$20	$19
Foreign	-	-	-
(a)	Lost interest excludes discontinued operations for 2010 and 2009.

Impaired loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	Year ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Recorded Investment
Impaired loans with an allowance:
Commercial	$27	$1	$30	$1	$30
Commercial real estate	22	-	34	-	49
Financial institutions	9	-	35	-	171
Wealth management loans and mortgages	37	1	53	1	53
Foreign	10	-	2	-	-
Total impaired loans with an allowance	105	2	154	2	303
Impaired loans without an allowance:
Commercial	1	-	6	-	33
Commercial real estate	13	-	11	-	9
Wealth management loans and mortgages	2	-	3	-	-
Total impaired loans without an allowance (a)	16	-	20	-	42
Total impaired loans	$121	$2	$174	$2	$345
Allowance for impaired loans (b)					$51
Average balance of impaired loans – 2009					216
Interest income recognized on impaired loans					2
(a)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(b)	The allowance for impaired loans is included in the allowance for loan losses.

Impaired loans	Dec. 31, 2011			Dec. 31, 2010
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance
Impaired loans with an allowance:
Commercial	$26	$31	$9	$30	$30	$10
Commercial real estate	35	41	7	25	39	9
Financial institutions	21	21	7	4	10	-
Wealth management loans and mortgages	27	27	5	52	52	5
Foreign	10	18	4	7	7	2
Total impaired loans with an allowance	119	138	32	118	138	26
Impaired loans without an allowance:
Commercial	-	-	-	2	6	-
Commercial real estate	3	3	-	19	19	-
Financial institutions	3	9	-	-	-	-
Wealth management loans and mortgages	3	3	-	1	2	-
Total impaired loans without an allowance (b)	9	15	-	22	27	-
Total impaired loans (c)	$128	$153	$32	$140	$165	$26
(a)	The allowance for impaired loans is included in the allowance for loan losses.
(b)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(c)	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.

Past due loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2011				Dec. 31, 2010
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Commercial real estate	$118	$9	$-	$127	$174	$-	$11	$185
Wealth management loans and mortgages	89	3	-	92	62	4	6	72
Commercial	60	7	-	67	10	1	1	12
Other residential mortgages	36	10	13	59	40	15	15	70
Financial institutions	36	-	-	36	10	1	-	11
Total domestic	339	29	13	381	296	21	33	350
Foreign	-	-	-	-	-	-	-	-
Total past due loans	$339	$29	$13	$381	$296	$21	$33	$350

Troubled debt restructurings (“TDRs”)

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs. At Dec. 31, 2011, there were no unfunded lending-related commitments to debtors whose terms have been modified in TDRs.

As a result of adopting ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring effective July 1, 2011, we reassessed all loan restructurings that occurred on or after Jan. 1, 2011 through June 30, 2011 and determined that no additional modified loans would have qualified as TDRs.

In the fourth quarter of 2011, 11 other residential mortgage loans were restructured in TDRs. The pre-modification and post-modification outstanding recorded investment was $5 million. The modifications of the other residential mortgage loans consisted of reducing the stated interest rate and in certain cases, extending the interest only payment period and/or maturity date. The value of modified loans is based on the fair value of the collateral. Probable loss factors are applied to the value of the modified loans to determine the allowance for credit losses.

One of the residential mortgage loans that had been restructured in a TDR during the previous 12 months subsequently defaulted during the fourth quarter of 2011. The total recorded investment of this loan was less than $1 million.

Credit quality indicators

Our credit strategy is to focus on investment grade names to support cross-selling opportunities, avoid single name/industry concentrations and exit high-risk portfolios. Each customer is assigned an internal rating grade which is mapped to an external rating agency grade equivalent based upon a number of dimensions which are continually evaluated and may change over time.

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Investment grade	$906	$964	$1,062	$1,072	$9,643	$7,894
Noninvestment grade	374	631	387	520	1,501	1,362
Total	$1,280	$1,595	$1,449	$1,592	$11,144	$9,256

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on rating criteria largely consistent with those of the public rating agencies. Each customer in the portfolio is assigned an internal rating grade. These internal rating grades are generally consistent with the ratings categories of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2011	Dec. 31, 2010
Wealth management loans:
Investment grade	$3,450	$2,995
Noninvestment grade	111	170
Wealth management mortgages	3,781	3,341
Total	$7,342	$6,506

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment grade, fixed income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment-grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets, or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be of investment grade quality.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only adjustable rate mortgages with an average loan to value ratio of 62% at origination. In the wealth management portfolio, 1% of the mortgages were past due at Dec. 31, 2011.

At Dec. 31, 2011, the private wealth mortgage portfolio was comprised of the following geographic concentrations: New York – 24%; Massachusetts – 17%; California – 17%; Florida – 8%; and other – 34%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of one to four family residential mortgage loans and totaled $1,923 million at Dec. 31, 2011. These loans are not typically correlated to external ratings. Included in this portfolio is $596 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007 that are predominantly prime mortgage loans, with a small portion of Alt-A loans. As of Dec. 31, 2011, the purchased loans in this portfolio had a weighted-average loan-to-value ratio of 76% at origination and 28% of these loans were at least 60 days delinquent. The properties securing the prime and Alt-A mortgage loans were located (in order of concentration) in California, Florida, Virginia, Maryland and the tri-state area (New York, New Jersey and Connecticut).

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $4,849 million at Dec. 31, 2011 and $6,049 million at Dec. 31, 2010. Overdrafts occur on a daily basis in the custody and securities clearance business and are generally repaid within two business days.

Margin loans

We had $12,760 million of secured margin loans on our balance sheet at Dec. 31, 2011, compared with $6,810 million at Dec. 31, 2010. Margin loans are collateralized with marketable securities and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to them.

Other loans

Other loans primarily includes loans to consumers that are fully collateralized with equities, mutual funds and fixed income securities, as well as bankers’ acceptances.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.